Risk management - Regulatory Capital Phase-in Coefficients (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Risk management
Level 1 ordinary eligible capital (millions of euros)	€ 68,406	€ 67,962
Level 1 additional eligible capital (millions of euros)	9,509	9,754
Level 2 eligible capital (millions of euros)	11,867	11,009
Risks (millions of euros)	€ 605,470	€ 592,319
Level 1 ordinary capital coefficient (CET 1) (as a percent)	11.30%	11.47%
Level 1 additional capital coefficient (AT1) (as a percent)	1.57%	1.65%
Level 1 phase in capital ratio (as a percent)	12.87%	13.12%
Level 2 capital coefficient (TIER 2) (as a percent)	1.96%	1.86%
Total capital coefficient (as a percent)	14.83%	14.98%